The Grafiti Holding Note (Details) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 26, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 25, 2024	Jan. 26, 2024
The Grafiti Holding Note [Line Items]
Principal amount								$ 6,470,000
Loan amount			$ 200,000	$ 596,000		$ 596,000
Interest income				24,066	$ 0
Grafiti Holding Note [Member]
The Grafiti Holding Note [Line Items]
Principal amount	$ 1,146,000	$ 550,000	1,000,000	$ 1,146,000		$ 550,000	$ 1,150,000
Interest rate	10.00%	10.00%		10.00%		10.00%
Principal balance of loan						$ 550,000
Interest accrued	$ 24,614	$ 548				$ 548
Grafiti Holding Note [Member] | Related Party [Member]
The Grafiti Holding Note [Line Items]
Principal amount			$ 350,000
Damon Motors [Member]
The Grafiti Holding Note [Line Items]
Principal amount	$ 1,000,000			$ 1,000,000
Subsequent Event [Member] | Grafiti Holding Note [Member]
The Grafiti Holding Note [Line Items]
Principal amount							$ 1,150,000